Hotel Dispositions and Impairment Charges (Tables)	3 Months Ended
Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Non-Recurring Basis of Fair Value Measurement of Hotel Properties
The following table presents our hotel properties measured at fair value aggregated by the level in the fair value hierarchy within which measurements fall on a non-recurring basis at March 31, 2020, and the related impairment charges recorded (in thousands):

	Level 1	Level 2	Level 3	Total	Impairment Charges
Columbus Hampton Inn Easton	$—	$—	$13,293	$13,293	$13,943	(1)
Phoenix Hampton Inn Airport North	—	—	9,030	9,030	3,692	(1)
Canonsburg Homewood Suites Pittsburgh Southpointe	—	—	17,255	17,255	9,978	(1)
Total	$—	$—	$39,578	$39,578	$27,613
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(1)
The impairment charges were based on the estimated fair value of each applicable property and were recorded during the three months ended March 31, 2020.